Earnout Shares and RSUs	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Earnout Shares and RSUs
Note 11. Earnout Shares and RSUs
The shareholders and other equity holders of Old FiscalNote as described below are entitled to receive up to 19,195,100 additional shares of Class A common stock of New FiscalNote (the “Earnout Awards”) in the form of Earnout Shares or as shares reserved for issuances upon settlement of Earnout RSUs, as described below. The Earnout Awards are split into five tranches each consisting of 3,839,020 shares
of Class A common stock in New FiscalNote. Certain Old FiscalNote equity holders will receive Earnout Restricted Stock Units (the “Earnout RSUs”), which are settled in Class A common stock. The right to receive Earnout Awards will expire five year
s after the Closing Date (the “Earnout Period”). Each tranche of the Earnout Awards will be issued only when the dollar volume-weighted average price of one share of New FiscalNote Class A common stock is greater than or equal to $10.50, $12.50, $15.00, $20.00, or $25.00, respectively, for any 10 trading days within any period of 20 consecutive trading days during the Earnout Period (collectively, the “Triggering Events”).
Pursuant to the terms of the Business Combination Agreement, the holders of Old FiscalNote common stock, Old FiscalNote warrants, vested Old FiscalNote options and vested Old FiscalNote RSUs outstanding immediately prior to the Closing Date will be entitled to receive their proportionate allocation of Earnout Shares subject to achievement of the Triggering Event. Holders of unvested Old FiscalNote options and unvested Old FiscalNote RSUs outstanding immediately prior to the Closing Date will be entitled to receive their proportionate allocation of Earnout Shares in the form of Earnout RSUs subject to achievement of the Triggering Event. To the extent the equity award issued upon New FiscalNote’s assumption of such any Old FiscalNote Option or Old FiscalNote RSU (each a “Converted Award”) is outstanding and has vested as of the occurrence of a Triggering Event, the holder thereof will receive a proportionate allocation of Earnout Shares in lieu of Earnout RSUs.
If a Converted Award is forfeited after the Closing Date but prior to the Triggering Event, no Earnout RSUs will be issued for such Converted Award. The right to receive Earnout RSUs that have been forfeited shall be reallocated pro-rata
to the remaining holders of vested Converted Awards in the form of Earnout Shares and unvested Converted Awards in the form of Earnout RSUs in the manner described above. Reallocated Earnout RSUs are subject to the remaining vesting schedule and conditions of the Converted Award held by such equity holder. The forfeiture and subsequent reallocation of the Earnout RSUs are accounted for as the forfeiture of the original award and the grant of a new award.
A portion of the Earnout Shares that may be issued to Old FiscalNote common stockholders, Old FiscalNote vested option holders and Old FiscalNote warrant holders and all of the Earnout RSUs were determined to represent additional compensation for accounting purposes pursuant to ASC 718, “Compensation-Stock Compensation”. The Company recognizes stock-compensation expense based on the fair value of the Earnout Awards over the requisite service period for each tranche. Upon Closing, the Company recognized $17,712 of share-based compensation expense for vested Earnout Awards. The remaining Earnout Shares were determined to represent an equity transaction in conjunction with the reverse recapitalization and were evaluated pursuant to ASC 480, “Distinguishing Liabilities from Equity” and ASC 815, “Derivatives and Hedging”. These remaining Earnout Shares will be accounted for as a liability as the arrangement is indexed to something other than the Company’s stock. The liability is revalued at each reporting period with changes being recorded as a non-operating
gain or loss in the consolidated statements of operations and comprehensive loss. The liability was $68 and $116 as of December 31, 2022 and July 29, 2022, respectively, with $48 change in the fair value of earnout liabilities recorded as a non-operating
gain or loss in the consolidated statements of operations and comprehensive loss.
The fair value of the total Earnout Awards at the closing of the Transaction on July 29, 2022 was estimated based on a Monte Carlo simulation valuation model using a distribution of potential outcomes on a daily basis over the Earnout Period using the most reliable information available. Assumptions used in the valuation for December 31, 2022 and July 29, 2022 are described below:

	December 31, 2022	July 29, 2022
Valuation date share price	$6.33	$8.43
Risk-free interest rate	4.0%	2.7%
Expected volatility	40.0%	40.0%
Expected dividends	0.0%	0.0%
Expected term (years)	4.5	5.0
Risk free interest rate
The risk free interest rate for periods within the expected term of the awards is based on the U.S. Treasury yield curve in effect at the time of the grant.
Expected dividend yield
The Company has never declared or paid any cash dividends and does not expect to pay any cash dividends in the foreseeable future.
Expected term
For Earnout Awards, the expected term is determined to be 4.5 years from the Closing as this is the period over which the Triggering Events may be achieved.
Expected volatility
As Old FiscalNote was privately held from inception through the Closing, there was no specific historical or implied volatility information available. Accordingly, the Company estimates the expected volatility on the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the Earnout Awards. A point estimate of expected annual equity volatility of 40% was selected in the guideline companies’ historical range.
As of December 31, 2022, there was $3,942 of unrecognized compensation expense related to the Earnout Awards to be recognized over a weighted-average period of approximately three years. As of December 31, 2022, no Earnout Shares and no Earnout RSUs have been issued as no Triggering Events have occurred.